Note 17 - Subsidiaries - Subsidiary Interests (Details)	12 Months Ended
Mar. 31, 2018
RhythmOne (US) Holdings, Inc. [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	108 West 13th Street, Wilmington DE 19801
Country of registration	United States
RhythmOne, LLC [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	601 Montgomery St, Suite 1600, San Francisco, CA 94111
Country of registration	United States
Blinkx (Canada), Inc. [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	3500 Maisonneuve West, Westmount, QC H3Z 3C1
Country of registration	Canada
Perk, Inc. [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	150 Caroline Street Waterloo, ON H3Z 0A5
Country of registration	Canada
Perk.com U.S. Inc. [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	720 Brazos Street Austin, TX 78701
Country of registration	United States
Perk.com Canada Inc. [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	150 Caroline Street Waterloo, ON H3Z 0A5
Country of registration	Canada
Perk.com Software Private Limited [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	No. 95 Koramangala, 4th Block, S.T. Bed, Bangalore 560034
Country of registration	India
YuMe, Inc. [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	1204 Middlefield Road, Redwood City, CA 94063
Country of registration	United States
YuMe Holdings [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	1204 Middlefield Road, Redwood City, CA 94063
Country of registration	United States
YuMe Germany GmBH [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	Osborne Clarke, Reeperbahn 1, Tanzende, Turme 20 Stock, 20359 Hamburg
Country of registration	Germany
YuMe Digital Advertising HK [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	11H, Block 1, Queens Terrace, 1 Queens Street, Sheung Wan
Country of registration	Hong Kong
YuMe Spain SL [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	Torre Europa Paseo de la Castallana, 95-15 Madrid, 28046
Country of registration	Spain
YuMe Europe Ltd [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	20 Garrick Street, Covent Garden London WC2E 9BT
Country of registration	United Kingdom
YuMe Advertising Private LTD (Hong Kong) [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	11H, Block 1, Queens Terrace, 1 Queens Street, Sheung Wan
Country of registration	Hong Kong
YuMe Advertising (China) Co Ltd. [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	9F, Tower 12, KIC III, No. 333, Songhu Road, Yangpu District, Shanghai 00433
Country of registration	China
YuMe Digital Advertising Mexico S De RL De Cv [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	Avenida Patriotismo 229 pisos 7 y 8 oficina 221, San Pedro de los Pinos, Benito Juanez, 03800 Mexico City
Country of registration	Mexico
YuMe Chile SpA [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	El Bosque Norte 0134, 7th Floor, Las Condes
Country of registration	Chile
YuMe Advertising Private LTD (India) [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	Ascendes International Tech Park, Unit 8, 4th Floor Pinnacle block, Taramani, Chennai
Country of registration	India
R1Demand, LLC (US) [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	601 Montgomery St, Suite 1600, San Francisco, CA 94111
Country of registration	United States
RadiumOne UK Ltd (UK) [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	20 Garrick Street, Covent Garden London WC2E 9BT
Country of registration	United Kingdom
RadiumOne SARL (France) [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	112 ter Rue Cardinet Paris 75017
Country of registration	France
RadiumOne S.R.L. (Italy) [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	Via Copernico, 38 20124 Milano
Country of registration	Italy
RadiumOne Netherlands [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	Kapelplien 8 2587BEs s Gravenhage
Country of registration	Netherlands
RadiumOne Singapore Pte. Ltd. [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	1 Keog Saik Road Singapore 089109
Country of registration	Singapore
RadiumOne Pty Ltd. (Aus) [member]
Statement Line Items [Line Items]
Proportion of allotted share capital held	100.00%
Principal place of business	403/83 Kippax Street, Surry Hills Sydney, NSW 2010
Country of registration	Australia